Income Taxes (Details) - Schedule of Significant Components of the Company’s Deferred Tax Assets (Liabilities) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Significant Components of the Company’s Deferred Tax Assets (Liabilities) [Abstract]
Equity investment	$ (489,911)	$ (576,523)
Accrued liabilities and other	1,118,256	1,007,644
Right-of-use assets	(1,246,870)	(845,240)
Lease liabilities	1,389,893	845,240
Research and experimental expenditures	1,507,144
Net operating losses	15,772,670	9,953,429
Net deferred tax assets (liabilities) before valuation allowance	18,051,182	10,384,550
Valuation allowance	(18,051,182)	(10,384,550)
Net deferred tax assets (liabilities)